Product Warranty	12 Months Ended
Mar. 31, 2012
Product Warranty [Abstract]
Product warranty

14. Product warranty

The Company estimates its warranty costs at the time of revenue recognition based on historical warranty claims experience and records the expense in cost of sales. The accrued warranty obligation is reviewed quarterly to establish that it reflects the remaining obligation based on the anticipated future expenditures over the balance of the obligation period. Adjustments are made when the actual warranty claim experience differs from the estimates. The accrued warranty obligation is included in accrued and other current liabilities.

The change in the Company’s accrued warranty obligation for the years ended March 31, 2012, 2011 and 2010 is summarized in the following table.

	Year ended March 31,
	2012	2011	2010
Accrued warranty obligation at beginning of year	$11,543	$10,840	$6,132
Actual warranty costs incurred	(13,498)	(14,041)	(10,845)
Warranty provision	19,820	13,494	13,842
Adjustments for changes in estimate	—	725	—
Currency translation adjustment	(351)	525	1,711

Accrued warranty obligation at end of year	$17,514	$11,543	$10,840